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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------
Check here if Amendment [_]; Amendment Number:
                                               ------------------

This Amendment (Check only one.): [_]  is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Moab Capital Partners, LLC
           ---------------------------
 Address:  15 East 62nd Street
           ---------------------------
           New York, New York 10065
           ---------------------------

Form 13F File Number:   28 - 14318
                     -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael M. Rothenberg
           ---------------------------
Title:     Managing Director
           ---------------------------
Phone:     (212) 981-2646
           ---------------------------

Signature, Place, and Date of Signing:

 /s/ Michael M. Rothenberg         New York, New York        January 31, 2013
 ----------------------------  -------------------------   ---------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         --------------------

Form 13F Information Table Entry Total:       26
                                         --------------------

Form 13F Information Table Value Total:       235,197
                                         --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

------------------------------------------------------------------------------------------------------------------------------------
       Column 1                  Column 2      Column 3       Column 4       Column 5         Column 6            Column 7
------------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER            TITLE OF CLASS    CUSIP       VALUE      SHRS OR  SH/   PUT/   INVESTMENT        VOTING AUTHORITY
                                                          (x $1,000)   PRN AMT  PRN   CALL   DISCRETION     SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
1 800 FLOWERS                      CL A        68243Q106   2,926      797,199   SH             SOLE       797,199
AMERICAN INTL GROUP                COM NEW     026874784   2,657       75,265   SH             SOLE        75,265
CAPITOL FED FINL INC               COM         14057J101   6,471      553,559   SH             SOLE       553,559
CARRIAGE SVCS INC                  COM         143905107   2,618      220,529   SH             SOLE       220,529
CEDAR FAIR LP                      DEPOSITORY
                                   UNIT        150185106   3,253       97,259   SH             SOLE        97,259
CHATHAM LODGING TR                 COM         16208T102  16,701    1,085,907   SH             SOLE     1,085,907
CIT GROUP INC                      COM NEW     125581801   9,784      253,204   SH             SOLE       253,204
FIRST CONN BANCORP INC             COM         319850103   2,274      165,354   SH             SOLE       165,354
FORBES ENERGY SVCS LTD             COM         345143101     499      197,391   SH             SOLE       197,391
GREAT LAKE DREDGE DCK COM          COM         390607109  15,910    1,781,655   SH             SOLE     1,781,655
ISHARES TRUST                      RUSSELL
                                   2000        464287655  73,053      866,400   SH    PUT      SOLE       866,400
KRATON PERFORMNCE POLY             COM         50077C106   2,769      115,220   SH             SOLE       115,220
LEHIGH GAS PARTNERS LP             UT LTD
                                   PTN INT     524814100   6,977      375,534   SH             SOLE       375,534
LENNAR CORP                        CL B        526057302  23,795      779,153   SH             SOLE       779,153
MAC-GRAY CORP                      COM         554153106  16,690    1,329,918   SH             SOLE     1,329,918
MACQUARIE INFRA CO LLC             MEMBERSHIP
                                   INT         55608B105   9,291      203,932   SH             SOLE       203,932
NASDAQ OMX GROUP INC               COM         631103108   1,254       50,194   SH             SOLE        50,194
NEXEN INC                          COM         65334H102  11,955      443,766   SH             SOLE       443,766
SUNCOKE ENERGY INC                 COM         86722A103   2,038      130,726   SH             SOLE       130,726
SUSSER HLDGS CORP                  COM         869233106   9,350      271,084   SH             SOLE       271,084
SUSSER PETROLEUM PARTNERS LP       COM U REP
                                   LP          869239103   9,907      393,759   SH             SOLE       393,759
SYCAMORE NETWORKS INC              COM NEW     871206405     334      148,976   SH             SOLE       148,976
TRONOX INC                         SHS CL A    Q9235V101   1,785       97,820   SH             SOLE        97,820
UNITED ONLINE INC                  COM         911268100   2,192      392,136   SH             SOLE       392,136
VERASTEM INC                       COM         92337C104     145       16,500   SH             SOLE        16,500
XERIUM TECHNOLOGIES INC            COM NEW     98416J118     568      186,200   SH             SOLE       186,200